Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Post-employment Benefits
Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans

	12/31/2022	12/31/2021
Mortality table (1)	AT-2000	AT-2000
Discount rate (2)	10.34% p.a.	9.46% p.a.
Inflation (3)	4.00% p.a.	4.00% p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit
1) Correspond to those disclosed by SOA (Society of Actuaries), that reflect a 10% increase in the probabilities of survival  regarding the respective basic tables.
2) Determined based on market yield relating to National Treasury Notes (NTN-B) and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.
3) Refers to estimated long-term projection.
Retirement plans sponsored by foreign subsidiaries - Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. - are structured as Defined Benefit modality and adopt actuarial assumptions adequate to masses of participants and the economic scenario of each country.

Summary of Allocation of Assets by Category Segmented into Quoted and Not Quoted in Active Market

Types	Fair value		% Allocation
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Fixed income securities	20,684	19,904	94.4%	90.8%
Quoted in an active market	20,102	19,508	91.7%	89.0%
Non quoted in an active market	582	396	2.7%	1.8%
Variable income securities	515	1,323	2.3%	6.1%
Quoted in an active market	508	1,312	2.3%	6.0%
Non quoted in an active market	7	11	-	0.1%
Structured investments	138	150	0.6%	0.7%
Non quoted in an active market	138	150	0.6%	0.7%
Real estate	527	462	2.4%	2.1%
Loans to participants	69	73	0.3%	0.3%
Total	21,933	21,912	100.0%	100.0%

Summary of Change in Net Amount Recognized in Balance Sheet

		12/31/2022
	Note	BD and CV plans				CD plans			Other post-employment benefits	Total
		Net asset	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		21,912	(20,039)	(3,255)	(1,382)	447	(2)	445	(779)	(1,716)
Amounts recognized in income (1+2+3+4)		1,995	(1,845)	(308)	(158)	(36)	-	(36)	(246)	(440)
1 - Cost of current service		-	(33)	-	(33)	-	-	-	-	(33)
2 - Cost of past service		-	-	-	-	-	-	-	(155)	(155)
3 - Net interest (1)		1,995	(1,812)	(308)	(125)	39	-	39	(91)	(177)
4 - Other expenses (2)		-	-	-	-	(75)	-	(75)	-	(75)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(447)	596	(171)	(22)	9	(40)	(31)	25	(28)
5 - Effects on asset ceiling (4)		-	-	(171)	(171)	-	(40)	(40)	-	(211)
6 - Remeasurements		(441)	557	-	116	9	-	9	25	150
Changes in demographic assumptions		-	29	-	29	-	-	-	-	29
Changes in financial assumptions		-	1,499	-	1,499	9	-	9	46	1,554
Experience of the plan (3)		(441)	(971)	-	(1,412)	-	-	-	-	(1,412)
7 - Exchange variation		(6)	39	-	33	-	-	-	-	33
Other (8+9+10)		(1,527)	1,651	-	124	-	-	-	151	275
8 - Receipt by Destination of Resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,651)	1,651	-	(1)	-	-	-	151	150
10 - Contributions and investments from sponsor		124	-	-	124	-	-	-	-	124
Amounts at the end of period		21,933	(19,637)	(3,734)	(1,438)	420	(42)	378	(849)	(1,909)
Amount recognized in Assets	18a				33			378	-	411
Amount recognized in Liabilities	18b				(1,471)			-	(849)	(2,320)

		12/31/2021
		BD and CV plans				CD plans			Other post-employment benefits	Total
		Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		23,225	(20,662)	(3,642)	(1,079)	1,454	(951)	503	(922)	(1,498)
Amounts recognized in income (1+2+3+4)		1,722	(1,575)	(278)	(131)	41	(68)	(27)	(66)	(224)
1 - Cost of current service		-	(53)	-	(53)	-	-	-	-	(53)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest (1)		1,722	(1,522)	(278)	(78)	104	(68)	36	(66)	(108)
4 - Other expenses (2)		-	-	-	-	(63)	-	(63)	-	(63)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(1,764)	817	665	(282)	(725)	1,017	292	81	91
5 - Effects on asset ceiling		-	-	665	665	(484)	1,017	533	-	1,198
6 - Remeasurements		(1,766)	801	-	(965)	(241)	-	(241)	81	(1,125)
Changes in demographic assumptions		-	4	-	4	-	-	-	-	4
Changes in financial assumptions		-	3,708	-	3,708	-	-	-	113	3,821
Experience of the plan (3)		(1,766)	(2,911)	-	(4,677)	(241)	-	(241)	(32)	(4,950)
7 - Exchange variation		2	16	-	18	-	-	-	-	18
Other (8+9+10)		(1,271)	1,381	-	110	(323)	-	(323)	128	(85)
8 - Receipt by Destination of Resources (4)		-	-	-	-	(323)	-	(323)	-	(323)
9 - Benefits paid		(1,381)	1,381	-	-	-	-	-	128	128
10 - Contributions and investments from sponsor		110	-	-	110	-	-	-	-	110
Amounts at the end of period		21,912	(20,039)	(3,255)	(1,382)	447	(2)	445	(779)	(1,716)
Amount recognized in Assets	18a				48			445	-	493
Amount recognized in Liabilities	18b				(1,430)			-	(779)	(2,209)
1) Corresponds to the amount calculated on 01/01/2021 based on the initial amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments / receipts of benefits / contributions, multiplied by the discount rate of 9.46% p.a. (on 01/01/2020 the rate used was 7.64% p.a.)
2) Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
3) Correspond to the income obtained above / below the expected return and comprise the contributions made by participants.
4) Includes the effects of the allocation of the surplus from the pension fund of Itaubanco Defined Contribution Plan.

Summary of Defined Benefit Contribution

	Estimated contributions	Contributions made
	2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Retirement plan - FIU	39	54	43
Retirement plan - FUNBEP	85	39	32
Total (1)	124	93	75
1) Include extraordinary contributions agreed upon in deficit equation plans.

Summary of Maturity Profile of Defined Benefit Liabilities

	Duration (1)	2023	2024	2025	2026	2027	2028	to	2032
Pension plan - FIU	9.12	1,136	1,072	1,110	1,151	1,186	6,388
Pension plan - FUNBEP	8.51	656	676	694	711	728	3,846
Other post-employment benefits	6.13	196	189	80	85	68	235
Total		1,988	1,937	1,884	1,947	1,982	10,469
1) Average duration of plan´s actuarial liabilities.

Summary of Sensitivity of Defined Benefit Obligation

Main assumptions	BD and CV plans			Other post-employment benefits
	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)
Discount rate
Increase by 0.5%	(763)	-	284	(23)	-	23
Decrease by 0.5%	824	-	(311)	25	-	(25)
Mortality table
Increase by 5%	(218)	-	82	(10)	-	10
Decrease by 5%	228	-	(87)	11	-	(11)
Medical inflation
Increase by 1%	-	-	-	56	-	(56)
Decrease by 1%	-	-	-	(48)	-	48

1) Net of effects of asset ceiling